Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	$ 38,948	$ 35,926
Intangible assets	39,424	40,592
Property, plant and equipment	4,855	4,363
Right-of-use assets	9,821	8,617
Financial assets	1,496	936
Total non-current assets	94,544	90,434
Current assets
Assets held-for-sale	940
Inventories	6,741	3,869
Trade receivables	14,675	14,440
Prepaid expenses and other current assets	2,021	1,788
Cash and cash equivalents	29,032	46,798
Total current assets	53,409	66,895
TOTAL ASSETS	147,953	157,329
EQUITY
Share capital	219,209	214,670
Issuance premium	153,177	153,177
Accumulated deficit	(403,034)	(369,515)
Share-based compensation	19,335	17,124
Translation reserve	(781)	(615)
Total equity	(12,094)	14,841
Non-current liabilities
Loans and borrowings	76,197	50,967
Lease liabilities	8,509	7,413
Other non-current financial liabilities	25,807	41,445
Total non-current liabilities	110,513	99,825
Current liabilities
Loans and borrowings		324
Lease liabilities	1,898	1,360
Trade payables	10,330	8,001
Other current liabilities	6,741	6,567
Other current financial liabilities	30,565	26,411
Total current liabilities	49,534	42,663
Total liabilities	160,047	142,488
TOTAL EQUITY AND LIABILITIES	$ 147,953	$ 157,329